Computer Software (Tables)	12 Months Ended
Dec. 31, 2017
Property, Plant and Equipment [Abstract]
Schedule of Computer Software

Computer software consists of the following:

Description	December 31, 2017	December 31, 2016
Computer software and applications	$30,000	$-
	30,000	-
Less: accumulated amortization	(1,500)	-
Computer Software, net	$28,500	$-